Vessel revenue (Tables)	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Revenue sources
Revenue Sources

	For the six months ended June 30,
In thousands of U.S. dollars	2025	2024
Pool revenue	$352,804	$692,987
Time charter revenue	82,198	76,936
Voyage revenue (spot market)	9,207	2,073
	$444,209	$771,996

Lease and non-lease components	Nevertheless, we have estimated these amounts by reference to (i) third party, published time charter rates for the lease component, and (ii) an approximation of the fair market value of vessel operating expenses for the non-lease component.

	For the six months ended June 30,
In thousands of U.S. dollars	2025	2024
Lease component of revenue from time charter-out and pool revenue	$280,241	$600,997
Non-lease component of revenue from time charter-out and pool revenue	154,761	168,926
	$435,002	$769,923

Schedule of terms of time chartered-out vessels

Vessel	Vessel class	Term	Rate ($ / day)		Commencement date
STI Gratitude	LR2	Three years	$31,000	(1)	May 2022
STI Memphis	MR	Three years	$21,000	(2)	June 2022
STI Marshall	MR	Three years	$23,000	(3)	July 2022
STI Magnetic	MR	Three years	$23,000	(4)	July 2022
STI Gladiator	LR2	Three years	$28,000	(5)	July 2022
STI Guide	LR2	Three years	$28,000	(5)	July 2022
STI Guard	LR2	Five years	$28,000	(6)	July 2022
STI Miracle	MR	Three years	$21,000	(7)	August 2022
STI Connaught	LR2	Three years	$30,000	(8)	August 2022
STI Lombard	LR2	Three years	$32,750	(9)	September 2022
STI Duchessa	MR	Three years	$25,000	(10)	October 2022
STI Gauntlet	LR2	Three years	$32,750	(11)	November 2022
STI Lavender	LR2	Three years	$35,000	(12)	December 2022
STI Grace	LR2	Three years	$37,500	(13)	December 2022
STI Jermyn	LR2	Three years	$40,000	(14)	April 2023
STI Jardins	MR	Three years	$29,550	(15)	October 2024
STI Battersea	Handymax	Two years	$24,000	(16)	April 2025
(1)    This vessel commenced a time charter in May 2022 for three years at an average rate of $28,000 per day. In February 2025, the charterers exercised their option to extend the term of this agreement for an additional year at $31,000 per day commencing in May 2025. The charterers have an additional option to further extend the term of this agreement for an additional year at $33,000 per day.
(2)    This vessel commenced a time charter in June 2022 for three years at an average rate of $21,000 per day. In July 2025, this time charter was extended for a period of 75 days to 120 days at a rate of $21,500 per day commencing in August 2025.
(3)    This vessel commenced a time charter in July 2022 for three years at an average rate of $23,000 per day. This vessel was redelivered to us in May 2025.
(4)    This vessel commenced a time charter in July 2022 for three years at an average rate of $23,000 per day. In July 2025, this time charter was extended for a period of 75 days to 120 days at a rate of $21,500 per day commencing in August 2025.
(5)    This vessel commenced a time charter in July 2022 for three years at an average rate of $28,000 per day. In April 2025, the charterers exercised their option to extend the term of this agreement for an additional year at $31,000 per day commencing in July 2025. The charterers have the option to further extend the term of this agreement for an additional year at $33,000 per day.
(6)    This vessel commenced a time charter in July 2022 for five years at a rate of $28,000 per day.
(7)    This vessel commenced a time charter in August 2022 for three years at an average rate of $21,000 per day. In July 2025, this time charter was extended for a period of 75 days to 120 days at a rate of $21,500 per day commencing in August 2025.
(8)    In April 2023, STI Connaught replaced STI Goal on a time charter which initially commenced in August 2022 for three years at a rate of $30,000 per day. This vessel is expected to be redelivered between August 2025 and October 2025.
(9)    This vessel commenced a time charter in September 2022 for three years at an average rate of $32,750 per day. The vessel is expected to be redelivered between October 2025 and December 2025.
(10)    This vessel commenced a time charter in October 2022 for three years at an average rate of $25,000 per day.
(11)    This vessel commenced a time charter in November 2022 for three years at an average rate of $32,750 per day.
(12)    This vessel commenced a time charter in December 2022 for three years at an average rate of $35,000 per day.
(13)    This vessel commenced a time charter in December 2022 for three years at an average rate of $37,500 per day. The daily rate is the average rate over the three-year period, which is payable during the first six months at $47,000 per day, the next six months are payable at $28,000 per day, and years two and three are payable at $37,500 per day.
(14)    This vessel commenced a time charter in April 2023 for three years at a rate of $40,000 per day. The charterer has the option to extend the term of this agreement for an additional year at $42,500 per day.
(15)    This vessel commenced a time charter in October 2024 for three years at a rate of $29,550 per day.
(16)    This vessel commenced a time charter in April 2025 for two years at a rate of $24,000 per day.